Borrowings, other debts and derivative liabilities - Summary of Other Long Term Debt (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Debt Instrument [Line Items]
Other debts, non-current	¥ 181,062	$ 28,562	¥ 433,292
Payable for investment	1,500
Loan For Series C Plus Warrant [Member]
Debt Instrument [Line Items]
Other debts, non-current	86,373		312,535
Loan From Chong Li [Member]
Debt Instrument [Line Items]
Other debts, non-current	70,001		100,842
Loan For Yoken Series A One Warrant [Member]
Debt Instrument [Line Items]
Other debts, non-current	¥ 23,188		¥ 19,915